Other long term obligations (Details) (CAD)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Other Liabilities, Noncurrent [Abstract]
Liabilities related to equipment leases	104,000	3,169,000
Deferred lease inducements (note 18(b))	440,000	547,000
Asset retirement obligation (note 18(c))	477,000	434,000	395,000
Other obligations, current and noncurrent	7,820,000	10,926,000
Less current portion of:
Other obligations, noncurrent portion	6,746,000	8,860,000
Lease Incentive, Payable [Roll Forward]
Balance, beginning of year	547,000	654,000
Amortization of deferred lease inducements	(107,000)	(107,000)
Balance, end of year	440,000	547,000	654,000
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance, beginning of year	434,000	395,000
Accretion expense	43,000	39,000	35,000
Balance, end of year	477,000	434,000	395,000
Estimated undiscounted cash flows required to settle obligation	1,084,000	1,084,000
Credit adjusted risk-free rate assumed in measuring the asset retirement obligation	9.42%
Stock options | Senior executive stock option plan
Other Liabilities, Noncurrent [Abstract]
Deferred compensation plans	925,000	1,322,000
Restricted share units (RSUs) | Restricted share unit plan
Other Liabilities, Noncurrent [Abstract]
Deferred compensation plans	2,768,000	3,170,000
Less current portion of:
Deferred compensation plans, current	(719,000)	(2,066,000)
Deferred stock units (DSUs) | Directors' deferred share unit plan
Other Liabilities, Noncurrent [Abstract]
Deferred compensation plans	3,106,000	2,284,000
Less current portion of:
Deferred compensation plans, current	(355,000)	0